Long-term Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Long-term Inventories

7.	Long-term Inventories

	December 31,
	2018	2017
Finished goods	$90	—

Long-term inventories represent H5N1 vaccines with remaining shelf lives over one year and not expected to be sold within one year. These vaccines are for government stockpiling purposes.